UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5584

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (1/1/06)         (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                        $1,000.00        $1,012.80      $ 4.00
--------------------------------------------------------------------------------
Hypothetical                   1,000.00         1,020.83        4.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
   0.80%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.


                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.5%
--------------------------------------------------------------------------------------------------------------
NEW YORK--85.2%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 4.25% 1          $     875,000    $      875,000
--------------------------------------------------------------------------------------------------------------
Broome Cnty., NY IDA Civic Facilities RRB, Elizabeth Church Manor, 3.97% 1        2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                                 2,000,000         2,000,607
--------------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, P-Floats, Series MT-010, 4.07% 1,2                       1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------
NY Cntys. Tobacco Trust IV RRB, P-Floats, Series PA-1344, 4.03% 1,2                 475,000           475,000
--------------------------------------------------------------------------------------------------------------
NY TS Financing Corp. RB, P-Floats, Series PT-972, 3%, 12/1/06 3,4                1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1355, 4.04% 1,2                           2,280,000         2,280,000
--------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 4.02% 1                      2,700,000         2,700,000
--------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 4.03% 1,2                                     2,460,000         2,460,000
--------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2848, 3.68% 1,2                                     1,785,000         1,785,000
--------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries 2006 E-3, 3.96% 1                                               200,000           200,000
--------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries J2, 3.95% 1                                                   1,550,000         1,550,000
--------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 4.05% 1                                2,400,000         2,400,000
--------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 4.03% 1                                                              2,450,000         2,450,000
--------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Spence-Chapin Services Project, 3.98% 1              1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc. Project, Series 2004, 4.03% 1                1,900,000         1,900,000
--------------------------------------------------------------------------------------------------------------
NYC Municipal Finance Authority WSS RRB,
Floating Rate Trust Receipts, Series 1226, 3.99% 1,2                              2,540,000         2,540,000
--------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured Bonds, Subseries 2002-B, 3.95% 1                       1,400,000         1,400,000
--------------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 4% 1,2                                        1,990,000         1,990,000
--------------------------------------------------------------------------------------------------------------
NYS DA RRB, ETET Series 2006-003, Cl. A, 4.02% 1                                  1,700,000         1,700,000
--------------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 3.99% 1,2                                  1,250,000         1,250,000
--------------------------------------------------------------------------------------------------------------
NYS REF GOUN, Series B, 5.50%, 8/15/06                                              150,000           150,312
--------------------------------------------------------------------------------------------------------------
NYS REF GOUN, Series F, 5%, 9/15/06                                                 150,000           150,367
--------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 3.99% 1,2                                     700,000           700,000
--------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 2002, 4.22% 1        5,185,000         5,185,000
--------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997, 4.25% 1               1,600,000         1,600,000
--------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 4.22% 1          5,060,000         5,060,000
--------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY Tobacco Asset Securitization Corp. RRB,
P-Floats, Series PA-1338, 4.03% 1,2                                               2,000,000         2,000,000
                                                                                               ---------------
                                                                                                   49,801,286

--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--14.3%
PR Commonwealth Credit Enhanced Custodial Receipts,
3.25%, 7/24/06 2                                                                  2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------
PR Commonwealth GOUN, Floating Rate Trust Receipts,
Series 2005-F2, 4.03% 1,2                                                         2,250,000         2,250,000


                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL             VALUE
                                                                                     AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
PR Commonwealth Public Finance Corp. RRB,
Reset Option Certificates II-R Trust, Series 415CE, 4.02% 1                   $   2,300,000    $    2,300,000
--------------------------------------------------------------------------------------------------------------
PR Commonwealth RB, Floating Rate Trust Receipts,
Lehman Brothers, Inc. as Trustor, Series F5, 3.98% 1,2                            1,800,000         1,800,000
                                                                                               ---------------
                                                                                                    8,350,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $58,151,286)                                         99.5%       58,151,286
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.5           306,909
                                                                              --------------------------------
NET ASSETS                                                                            100.0%   $   58,458,195
                                                                              ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

DA          Dormitory Authority
ETET        Eagle Tax-Exempt Trust
GOUN        General Obligation Unlimited Nts.
IDA         Industrial Development Agency
IDAU        Industrial Development Authority
LGAC        Local Government Assistance Corp.
MERLOTS     Municipal Exempt Receipts Liquidity Option Tender
NYC         New York City
NYS         New York State
P-Floats    Puttable Floating Option Tax Exempt Receipts
RANs        Revenue Anticipation Nts.
RB          Revenue Bonds
REF         Refunding
RRB         Revenue Refunding Bonds
SGMSTR      Societe Generale, NY Branch Municipal Security Trust Receipts
TFA         Transitional Finance Authority
TS          Tobacco Settlement
UDC         Urban Development Corp.
WSS         Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,530,000 or 38.54% of the Trust's net assets as of June 30, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $1,000,000, which represents 1.71% of the Trust's net assets. See Note 4 of accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $58,151,286)--see accompanying statement of investments    $   58,151,286
------------------------------------------------------------------------------------------------------
Cash                                                                                           19,161
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      387,620
Shares of beneficial interest sold                                                             11,998
Other                                                                                           8,774
                                                                                       ---------------
Total assets                                                                               58,578,839

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                      62,694
Distribution and service plan fees                                                             29,912
Legal, auditing and other professional fees                                                    11,311
Shareholder communications                                                                     10,069
Trustees' compensation                                                                          4,220
Transfer and shareholder servicing agent fees                                                   2,330
Shares of beneficial interest redeemed                                                              6
Other                                                                                             102
                                                                                       ---------------
Total liabilities                                                                             120,644

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   58,458,195
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $   58,468,093
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (9,898)
                                                                                       ---------------
NET ASSETS--applicable to 58,381,291 shares of beneficial interest outstanding         $   58,458,195
                                                                                       ===============

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                               $    1,816,107

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                               298,993
------------------------------------------------------------------------------------------------------
Service plan fees                                                                             118,197
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                  28,947
------------------------------------------------------------------------------------------------------
Shareholder communications                                                                     27,844
------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                    16,027
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          4,884
------------------------------------------------------------------------------------------------------
Administration service fees                                                                     1,500
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       318
------------------------------------------------------------------------------------------------------
Other                                                                                           9,792
                                                                                       ---------------
Total expenses                                                                                506,502
Less waivers and reimbursements of expenses                                                   (28,124)
                                                                                       ---------------
Net expenses                                                                                  478,378

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       1,337,729

------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                  102

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $    1,337,831
                                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                               2006             2005
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                   $    1,337,729   $      616,337
----------------------------------------------------------------------------------------
Net realized gain                                                  102            5,004
                                                        --------------------------------
Net increase in net assets resulting from operations         1,337,831          621,341

----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
Dividends from net investment income                        (1,337,729)        (616,337)

----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                              (547,805)         859,645

----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Total increase (decrease)                                     (547,703)         864,649
----------------------------------------------------------------------------------------
Beginning of period                                         59,005,898       58,141,249
                                                        --------------------------------

End of period                                           $   58,458,195   $   59,005,898
                                                        ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                      2006             2005             2004            2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                   .02 1            .01 1             -- 2           .01              .01
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.02)            (.01)              -- 2          (.01)            (.01)
Distributions from net realized gain                       --               --               --              --               -- 2
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.02)            (.01)              -- 2          (.01)            (.01)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     1.00       $     1.00       $     1.00      $     1.00       $     1.00
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           2.29%            1.08%            0.20%           0.50%            0.96%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   58,458       $   59,006       $   58,141      $   67,599       $   68,618
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   59,797       $   58,050       $   65,140      $   72,117       $   76,925
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    2.24%            1.06%            0.19%           0.50%            0.96%
Total expenses                                           0.85%            0.83%            0.86%           0.82%            0.84%
Expenses after payments and waivers and
reduction to custodian expenses                          0.80%            0.78%            0.80%           0.80%            0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc.
(OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

         UNDISTRIBUTED NET         UNDISTRIBUTED        ACCUMULATED LOSS
         INVESTMENT INCOME       LONG-TERM GAINS      CARRYFORWARD 1,2,3
         ---------------------------------------------------------------
         $81,495                             $--                  $9,898

1. As of June 30, 2006, the Trust had $9,898 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2006, details of the capital loss carryforward were as follows:

                           EXPIRING
                           -----------------------
                           2014             $9,898

2. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2005, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                    13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                            YEAR ENDED       YEAR ENDED
                                         JUNE 30, 2006    JUNE 30, 2005
       ----------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends            $1,337,729         $616,337

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. At June 30, 2006, the Trust had $298 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                    14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JUNE 30, 2006        YEAR ENDED JUNE 30, 2005
                                   SHARES          AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
Sold                          191,779,929   $ 191,779,929    171,975,683    $ 171,975,683
Dividends and/or
distributions reinvested        1,306,547       1,306,846        581,172          581,172
Redeemed                     (193,634,580)   (193,634,580)  (171,697,210)    (171,697,210)
                             -------------------------------------------------------------
Net increase (decrease)          (548,104)  $    (547,805)       859,645    $     859,645
                             =============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               ---------------------------------------------
               Up to $250 million of net assets       0.500%
               Next $250 million of net assets        0.475
               Next $250 million of net assets        0.450
               Next $250 million of net assets        0.425
               Over $1 billion of net assets          0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2006, the Trust paid $29,209 to SSI for services to the Trust.


                    15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2006, the Manager waived $28,124 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                    16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                    17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2006. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    18 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    19 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
TRUST, LENGTH OF SERVICE, AGE        NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                             COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board                Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003),            1994), and The El Paso Mortgage Company (since 1993); Chairman of the fol-
Trustee (since 2000)                 lowing private companies: Ambassador Media Corporation (since 1984) and
Age: 69                              Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                     Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-
                                     profit organization) (since 2002); former Chairman of the following: Transland
                                     Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                     Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                     (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insur-
                                     ance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (tele-
                                     vision channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                     38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                      Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)                 equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                              Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                     & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                     (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                     Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                     1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                     Asset Management (investment adviser) (until March 1999). Oversees 38 portfo-
                                     lios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                     Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 2000)                 President, Treasurer and Director of Centennial Capital Corporation (June 1989-April
Age: 69                              1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                                     1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc.
                                     and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September
                                     1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                   Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2000)                 site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 67                              2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm)
                                     (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                     Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                     Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                       Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 2000)                 of Northwestern Energy Corp. (public utility corporation) (since November
Age: 64                              2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director
                                     of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-
                                     February 2003 and since February 2005); Chairman and Director (until October
                                     1996) and President and Chief Executive Officer (until October 1995) of
                                     OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the
                                     following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of


                    20 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

JON S. FOSSEL,                       OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder
Continued                            Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the
                                     OppenheimerFunds complex.

SAM FREEDMAN,                        Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1996)                 Mr. Freedman held several positions with OppenheimerFunds, Inc. and with sub-
Age: 65                              sidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994).
                                     Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                 Trustee of Monterey Institute for International Studies (educational organiza-
Trustee (since 2002)                 tion) (since February 2000); Board Member of Middlebury College (educational
Age: 59                              organization) (since December 2005); Director of The California Endowment
                                     (philanthropic organization) (since April 2002); Director (February 2002-2005)
                                     and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                     Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of
                                     American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000);
                                     Member of the investment committees of The Rockefeller Foundation (since
                                     2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First
                                     Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                     Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                     2004); Trustee of MML Series Investment Fund (investment company) (April
                                     1989-June 2004); Member of the investment committee of Hartford Hospital
                                     (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                     Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                    Director of Jones International University (educational organization) (since
Trustee (since 2002)                 August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                              State Bank (commercial banking) (since August 2003); Director of Colorado
                                     UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                     Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                     Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                     Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                     2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                     February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,            Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                 (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 64                              ment company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute (private univer-
                                     sity); President and Treasurer of the SIS Funds (private charitable fund) (since
                                     January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (com-
                                     mercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                     Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                     Oversees 40 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                     MR. GRABISH SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                     DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH A.G.
                                     EDWARDS & SONS, INC. WHICH SELLS SHARES OF THE TRUST.


                    21 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RICHARD F. GRABISH,                  Senior Vice President and Assistant Director of Sales and Marketing (since March
Trustee (since 2001)                 1997), Director (since March 1987) and Manager of Private Client Services (June
Age: 57                              1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);
                                     Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (since
                                     March 2001); President and Vice Chairman of A.G. Edwards Trust Company, FSB
                                     (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust
                                     Company, FSB (investment adviser) (since June 2005). Oversees 5 portfolios in the
                                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                          11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                     INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                     OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                     REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                     OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and               (since September 2000) of OppenheimerFunds, Inc.; President and director
Principal Executive Officer          or trustee of other Oppenheimer funds; President and Director of OAC and
(since 2001)                         of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 57                              OppenheimerFunds, Inc.) (since July 2001); Director of OppenheimerFunds
                                     Distributor, Inc. (subsidiary of OppenheimerFunds, Inc.) (since November 2001);
                                     Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                     Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July
                                     2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                                     the Manager, OFI Institutional Asset Management, Inc., Trinity Investment
                                     Management Corporation and Tremont Capital Management, Inc. (since
                                     November 2001), HarbourView Asset Management Corporation and OFI Private
                                     Investments, Inc. (since July 2001); President (since November 2001) and Director
                                     (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                     President of Massachusetts Mutual Life Insurance Company (OAC's parent com-
                                     pany) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3,
                                     2003); Chief Operating Officer of OppenheimerFunds, Inc. (September 2000-June
                                     2001); President and Trustee of MML Series Investment Fund and MassMutual
                                     Select Funds (open-end investment companies) (November 1999-November
                                     2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                                     President, Chief Executive Officer and Director of MML Bay State Life Insurance
                                     Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                     Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                     1989-June 1998). Oversees 86 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
THE TRUST                            WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                     MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                     3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                     RETIREMENT DEATH OR REMOVAL.


                    22 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer of the Manager and
Vice President and Chief             OppenheimerFunds, Inc. (since March 2004); Vice President of the Manager,
Compliance Officer                   OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (since June
(since 2004)                         1983); Vice President and Director of Internal Audit of OppenheimerFunds,
Age: 55                              Inc. (1997-February 2004). An officer of 86 portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer and Principal              1999); Treasurer of the following: Shareholder Services, Inc., HarbourView Asset
Financial and Accounting             Management Corporation, Shareholder Financial Services, Inc., Oppenheimer
Officer (since 1999)                 Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 46                              Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                     OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                     2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                     OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                     Financial Officer of OFI Trust Company (trust company subsidiary of
                                     OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since
                                     March 1999); and Assistant Treasurer of the Manager and Distributor (March
                                     1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                     2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                     Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary         March 2002) of OppenheimerFunds, Inc.; General Counsel of the Manager
(since 2001)                         and Distributor (since December 2001); General Counsel and Director of
Age: 58                              OppenheimerFunds Distributor, Inc. (since December 2001); Senior Vice
                                     President, General Counsel and Director of the Transfer Agent, Shareholder
                                     Financial Services, Inc., OFI Private Investments, Inc. and OFI Trust Company
                                     (since November 2001); Senior Vice President and General Counsel of
                                     HarbourView Asset Management Corporation (since December 2001);
                                     Secretary and General Counsel of OAC (since November 2001); Assistant
                                     Secretary (since September 1997) and Director (since November 2001) of
                                     OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                     President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                     December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                     (since November 2001); Vice President of OppenheimerFunds Legacy
                                     Program (since June 2003); Senior Vice President and General Counsel of
                                     OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                     President (May 1985-December 2003), Acting General Counsel (November
                                     2001-February 2002) and Associate General Counsel (May 1981-October
                                     2001) of OppenheimerFunds, Inc.; Assistant Secretary of the following: the
                                     Transfer Agent (May 1985-November 2001), Shareholder Financial Services,
                                     Inc (November 1989-November 2001), and OppenheimerFunds International
                                     Ltd. (September 1997-November 2001). An officer of 86 portfolios in the
                                     OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    23 | CENTENNIAL NEW YORK TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2006 and $9,250 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $820 in fiscal 2006 and no such fees in fiscal 2005to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $22,320 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006